Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

September 30, 2013

Dates Covered
Collections Period	09/01/13 - 09/30/13
Interest Accrual Period	09/16/13 - 10/14/13
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/13	109,816,010.12	19,282
Yield Supplement Overcollateralization Amount at 08/31/13	2,039,942.12	0

Receivables Balance at 08/31/13	111,855,952.24	19,282
Principal Payments	8,980,034.47	630
Defaulted Receivables	79,462.85	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/13	1,750,856.42	0

Pool Balance at 09/30/13	101,045,598.50	18,644

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	1,371,558.39	164
Past Due 61-90 days	275,932.66	31
Past Due 91 + days	133,229.19	20

Total	1,780,720.24	215

Total 31+ Delinquent as % Ending Pool Balance	1.76%

Recoveries	78,243.72

Aggregate Net Losses/(Gains) - September 2013	1,219.13

Overcollateralization Target Amount	9,381,087.72
Actual Overcollateralization	9,381,087.72

Weighted Average APR	4.76%
Weighted Average APR, Yield Adjusted	7.56%
Weighted Average Remaining Term	18.48

Flow of Funds	$ Amount

Collections	9,513,005.65
Advances	514.93
Investment Earnings on Cash Accounts	552.87
Servicing Fee	(93,213.29)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	9,420,860.16

Distributions of Available Funds
(1) Class A Interest	126,225.85
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	8,770,411.62
(7) Distribution to Certificateholders	442,887.89
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	9,420,860.16

Servicing Fee	93,213.29
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 09/16/13	100,434,922.40
Principal Paid	8,770,411.62
Note Balance @ 10/15/13	91,664,510.78

Class A-1
Note Balance @ 09/16/13	0.00
Principal Paid	0.00
Note Balance @ 10/15/13	0.00
Note Factor @ 10/15/13	0.0000000%

Class A-2
Note Balance @ 09/16/13	0.00
Principal Paid	0.00
Note Balance @ 10/15/13	0.00
Note Factor @ 10/15/13	0.0000000%

Class A-3
Note Balance @ 09/16/13	0.00
Principal Paid	0.00
Note Balance @ 10/15/13	0.00
Note Factor @ 10/15/13	0.0000000%

Class A-4
Note Balance @ 09/16/13	68,538,922.40
Principal Paid	8,770,411.62
Note Balance @ 10/15/13	59,768,510.78
Note Factor @ 10/15/13	30.1699650%

Class B
Note Balance @ 09/16/13	31,896,000.00
Principal Paid	0.00
Note Balance @ 10/15/13	31,896,000.00
Note Factor @ 10/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	207,560.65
Total Principal Paid	8,770,411.62

Total Paid	8,977,972.27

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.21000%
Interest Paid	126,225.85
Principal Paid	8,770,411.62

Total Paid to A-4 Holders	8,896,637.47

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2263470
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.5642230

Total Distribution Amount	9.7905700

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.6371632
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	44.2713074

Total A-4 Distribution Amount	44.9084706

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/13	14,368.04
Balance as of 09/30/13	14,882.97
Change	514.93

Reserve Account
Balance as of 09/16/13	2,345,271.93
Investment Earnings	109.95
Investment Earnings Paid	(109.95)
Deposit/(Withdrawal)	—
Balance as of 10/15/13	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93